Other Income (Details Narrative) - Navios holdings - USD ($) $ in Thousands	11 Months Ended
	Nov. 15, 2012	Jun. 30, 2020
Entity Listings [Line Items]
Supplemental credit default insurance maximum cash payment	$ 20,000
Outstanding claim payable		$ 10,000